Securities - Schedule of Securities Classified as Available for Sale Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	$ 69,897	$ 66,118	$ 75,473
Gross Unrealized Gains	174	13	132
Gross Unrealized Losses	(66)	(187)	(136)
Available for sale securities, fair value	70,005	65,944	75,469
Federal Home Loan Bank Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	7,027	15,074	23,269
Gross Unrealized Gains	10	6	24
Gross Unrealized Losses		(6)	(50)
Available for sale securities, fair value	7,037	15,074	23,243
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	12,026	14,037	29,799
Gross Unrealized Gains	7	7	84
Gross Unrealized Losses	(7)	(37)	(85)
Available for sale securities, fair value	12,026	14,007	29,798
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost	50,844	37,007	17,380
Gross Unrealized Gains	157		19
Gross Unrealized Losses	(59)	(144)	(1)
Available for sale securities, fair value	$ 50,942	$ 36,863	17,398
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized cost			5,025
Gross Unrealized Gains			5
Available for sale securities, fair value			$ 5,030